Shareholders' equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Common and Preferred Stock Activity
The Common and Preferred Stock Activity table below contains additional information about preferred stock conversions during the three months ended March 31, 2017 and 2016.

Common and Preferred Stock Activity:	Preferred stock	Common stock
(in shares)	Series A convertible	Treasury	Outstanding
Beginning balance as of December 31, 2016	75,625	7,186,521	87,250,897
Conversion of convertible preferred stock	(48)	—	4,795
Issuance for share-based compensation plans	—	—	6,423
Ending balance as of March 31, 2017	75,577	7,186,521	87,262,115

Beginning balance as of December 31, 2015	76,539	7,186,521	87,038,050
Conversion of convertible preferred stock	(93)	—	9,305
Issuance for share-based compensation plans	—	—	12,378
Ending balance as of March 31, 2016	76,446	7,186,521	87,059,733

The Common and Preferred Stock Activity table below contains additional information about preferred stock conversions during 2016, 2015 and 2014:

Common and Preferred Stock Activity:	Preferred stock	Common stock
(in shares)	Series A Convertible	Treasury	Outstanding
Balance as of December 31, 2013	79,620	4,786,521	88,710,277
Conversion of convertible preferred stock	(1,479)	—	147,952
Issuance for share-based compensation plans	—	—	206,353
Balance as of December 31, 2014	78,141	4,786,521	89,064,582
Repurchase of common stock	—	2,400,000	(2,400,000)
Conversion of convertible preferred stock	(1,602)	—	160,162
Issuance for share-based compensation plans	—	—	213,306
Balance as of December 31, 2015	76,539	7,186,521	87,038,050
Conversion of convertible preferred stock	(914)	—	91,362
Issuance for share-based compensation plans	—	—	121,485
Balance as of December 31, 2016	75,625	7,186,521	87,250,897